Total
BNY Mellon Bond Market Index Fund
Fund Summary
Investment Objective
The fund seeks to match the total return of the Bloomberg U.S. Aggregate Bond Index.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Bond Market Index Fund		Class I	Investor Shares
Management fees		0.15%	0.15%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.01%	0.01%
Total annual fund operating expenses		0.16%	0.41%
Fee waiver	[1]	(0.01%)	(0.01%)
Total annual fund operating expenses (after fee waiver)		0.15%	0.40%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its investment management agreement with the fund to: (1) pay all of the fund's direct expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel, and (2) reduce its fees pursuant to the investment management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year). These provisions in the investment management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example is based on net operating expenses, which reflects the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Bond Market Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	15	48	85	192
Investor Shares	41	128	224	505

Expense Example No Redemption - BNY Mellon Bond Market Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	15	48	85	192
Investor Shares	41	128	224	505

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 160.90% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds that are included in the Bloomberg U.S. Aggregate Bond Index (or other instruments with similar economic characteristics). In seeking to match index performance, the manager uses a passive management approach and generally purchases a representative sample of the bonds comprising the Bloomberg U.S. Aggregate Bond Index. Because the fund has expenses, performance will tend to be slightly lower than that of the index. The fund attempts to have a correlation between its performance and that of the Bloomberg U.S. Aggregate Bond Index of at least .95 before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The fund's investments are selected by a "sampling" process, which is a statistical process used to select bonds so that the fund has investment characteristics that closely approximate those of the index. By using this sampling process, the fund typically will not invest in all of the securities in the index.

The Bloomberg U.S. Aggregate Bond Index is a broad-based, unmanaged index that covers the U.S. dollar-denominated, investment grade (Baa/BBB or higher), fixed-rate, taxable bond market. The index includes bonds from the U.S. Treasury, U.S. government-related, corporate, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities sectors. Although most of the securities in the index are issued by the U.S. Treasury and other U.S. government and agency issuers, the index may include dollar-denominated bonds issued by foreign issuers in which the fund may invest to the extent the index contains such securities. To maintain liquidity, the fund may invest up to 20% of its net assets in various short-term, fixed-income securities and money market instruments. The fund also may use index futures as a substitute for the sale or purchase of securities and purchase or sell securities on a forward commitment (including "TBA" (to be announced)) basis. A derivatives contract, such as futures contracts, will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of the underlying asset. The fund may engage in short-term trading in the execution of its investment strategy.

"Bloomberg®" and Bloomberg U.S. Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the index, and have been licensed for use for certain purposes by BNY Mellon Investment Adviser, Inc. Bloomberg is not affiliated with the fund, and it does not sell or endorse the fund, nor does it guarantee the performance of the fund or the index.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class I shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com. Prior to August 31, 2016, the fund's Class I shares were designated as BASIC shares.

Year-by-Year Total Returns as of 12/31 each year (%) Class I Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 6.67% Worst Quarter Q1, 2022: -5.98%
Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Returns - BNY Mellon Bond Market Index Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class I	5.39%	0.92%	1.61%
Investor Shares	5.14%	0.65%	1.36%
After Taxes on Distributions | Class I	3.96%	(0.20%)	0.44%
After Taxes on Distributions and Sale of Fund Shares | Class I	3.16%	0.28%	0.75%
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes	5.53%	1.10%	1.81%